Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other operating expenses [abstract]
Summary of Other Operating Expenses
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Turnover Tax	(333,362,380)	(236,258,017)	(194,941,560)
Contributions to the Deposit Insurance Scheme	(8,731,059)	(9,082,223)	(9,774,487)
Charges for Other Provisions	(13,737,045)	(13,522,709)	(8,786,977)
Claims	(15,547,234)	(18,830,313)	(16,711,271)
Other Financial Expenses	(35,498,466)	(37,933)	—
Interest on leases	(3,404,429)	(3,559,813)	(3,216,986)
Credit-card-relates expenses	(50,409,675)	(38,059,679)	(39,265,385)
Other Expenses from Services	(95,256,426)	(67,564,429)	(52,215,605)
Others	(9,619,665)	(9,384,224)	(10,871,221)
Total	(565,566,379)	(396,299,340)	(335,783,492)